Reinsurance Assets - Summary of Reinsurance Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reinsurance assests [abstract]
Long-term insurance contracts ceded	¥ 4,897	¥ 4,910
Due from reinsurance companies	1,433	485
Ceded unearned premiums	774	823
Claims recoverable from reinsurers	736	412
Total	7,840	6,630
Current	2,943	1,720
Non-current	4,897	4,910
Total	¥ 7,840	¥ 6,630